Leases - Schedule of Amounts Recognized in Net Profit or Loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of amounts recognized in Net Profit or Loss [line items]
Depreciation	$ 123,231	$ 114,402	$ 244,122	$ 223,981
Interest expense relating to lease liabilities	5,090	6,301	16,033	15,601
Expense relating to leases of low-value assets that are not short-term leases	16,448	9,840	23,011	16,572
Expense relating to short-term leases	133,778	141,293	276,400	117,784
Miscellaneous loss (profit)	(1,121)	(91)	(90)	(54)
Subtotal	154,195	157,343	315,354	149,903
Total	277,426	271,745	559,476	373,884
Buildings [member]
Schedule of amounts recognized in Net Profit or Loss [line items]
Depreciation	105,197	106,587	217,724	202,977
Vehicles [member]
Schedule of amounts recognized in Net Profit or Loss [line items]
Depreciation	$ 18,034	$ 7,815	$ 26,398	$ 21,004